Convertible Preferred Stock and Preferred Stock Warrants- Shares Authorized & Issuance (Details) $ / shares in Units, $ in Millions								3 Months Ended			9 Months Ended	12 Months Ended			18 Months Ended
	Sep. 09, 2019 USD ($) shares	Jun. 26, 2019 USD ($) shares	Feb. 20, 2019 USD ($) $ / shares shares	Mar. 12, 2018 USD ($) $ / shares shares	Feb. 07, 2017 USD ($) item $ / shares shares	Jan. 13, 2017 USD ($) $ / shares shares	Nov. 17, 2016 USD ($) $ / shares shares	Sep. 30, 2019 shares	Jun. 30, 2019 shares	Mar. 31, 2019 shares	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Jul. 02, 2020 USD ($)	Sep. 30, 2020 $ / shares shares	Apr. 08, 2019 USD ($) $ / shares shares
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares												$ 0.00001	$ 0.00001			$ 0.00001
Convertible preferred stock, authorized (shares)												31,557,107	24,449,177			0
Shares issued (in shares)								2,961,636	4,146,294	3,622
Total consideration | $											$ 299.4	$ 299.4	$ 119.8
Number of days following the initial closing, the company has the right to raise additional capital					90 days
Additional capital that the company has right to raise | $					$ 1.0
Total issuance expenses | $												$ 0.6	$ 0.2		$ 32.4
Series B Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, authorized (shares)												4,511,417	4,511,417
Series C Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares			$ 0.00001	$ 0.00001
Convertible preferred stock, authorized (shares)												8,703,846	8,703,846
Shares issued (in shares)			3,622	8,700,224								3,622	8,700,224
Price per share (in dollars per share) | $ / shares			$ 13.80307	$ 13.80307
Total consideration | $			$ 0.1	$ 120.1
Series D Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares																	$ 0.00001
Convertible preferred stock, authorized (shares)												7,107,930					7,107,930
Shares issued (in shares)	2,961,636	4,146,294										7,107,930
Price per share (in dollars per share) | $ / shares																	$ 42.20639
Gross proceeds to be received | $	$ 125.0	$ 175.0															$ 300.0
Initial Closing | Series B Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares							$ 0.00001
Shares issued (in shares)							4,379,117
Price per share (in dollars per share) | $ / shares							$ 7.5586
Total consideration | $							$ 33.1
Deferred Closing | Series B Preferred stock
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares														$ 0.00001
Convertible preferred stock, authorized (shares)					132,300
Shares issued (in shares)														59,534
Price per share (in dollars per share) | $ / shares					$ 7.5586
Total consideration | $														$ 0.5
Deferred Closing | Series B Preferred stock | New Investors
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares						$ 0.00001
Shares issued (in shares)						66,150
Total consideration | $					$ 0.1	$ 0.5
Number of new investors to whom shares were issued | item					2
Deferred Closing | Series B Preferred stock | Investor, one
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares					$ 0.00001
Shares issued (in shares)					6,616
Deferred Closing | Series B Preferred stock | Investor, two
Temporary Equity [Line Items]
Convertible preferred stock, par value (usd per share) | $ / shares					$ 0.00001
Shares issued (in shares)					6,616